Available-for-sale Securities	12 Months Ended
Mar. 31, 2017
Available-for-sale Securities [Abstract]
Available-for-sale Securities

4. Available-for-sale Securities

The Company acquired corporate bonds issued by Hong Kong listed companies with contractual maturities after 5 years.

	March 31,
	2016	2017
Cost	$1,614	$—

Market value	$1,603	$—

Unrealized gain (loss) for the years ended March 31, 2015, 2016 and 2017 were $33, $(73) and $(3), respectively.

During the year ended March 31, 2017, all available-for-sales securities were disposed for a consideration of $1,600.